Sales - Other operating income components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sales
Net banking income	€ 124	€ 119	€ 79
Income from customer collection	91	89	101
Site rentals and franchises income	34	87	54
Tax credits and subsidies	48	44	31
Income from universal service	3	4	4
Other income	447	441	336
Total	€ 747	€ 783	€ 604